CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)		Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents		$ 8,726,150	$ 13,764,508	$ 19,183,044
Restricted cash		12,101,689	9,352,608	6,750,599
Accounts receivable, net		1,009,250	1,437,786	208,762
Unbilled receivable		705,204	350,393	14,978
Prepaid expenses and other current assets		1,162,677	1,601,920	743,126
Other receivables		44,421	30,634	91,498
Total current assets		23,749,391	26,537,849	26,992,007
Property and equipment, net		716,128	1,506,082	889,935
Capitalized software, net		3,358,200	4,588,706	6,304,854
Operating lease right-of-use assets		2,760,427	3,841,810	2,043,624
Goodwill		6,035,200	5,837,060	2,382,917
Intangible assets, net		5,775,705	6,323,279	5,507,693
Security deposits		1,307,454	1,293,166	52,277
Other long-term asset		21,668	21,668	28,333
Total assets		43,724,173	49,949,620	44,201,640
Current liabilities:
Accounts payable		2,147,065	1,457,670	1,125,906
Accrued expenses		4,953,106	5,274,716	2,525,037
Accrued fiduciary obligations		10,737,362	9,024,463	5,541,067
Deferred revenue		1,316,182	288,499	1,165,248
Current portion of operating lease liabilities		784,935	1,311,295	784,493
Other liabilities, current			3,201	3,637
Total current liabilities		22,233,403	17,359,844	11,145,388
Other long-term liabilities		18,724,511	20,203,700	45,000
Operating lease liabilities, net of current portion		3,955,139	4,771,871	1,301,828
Deferred tax liabilities		1,479,880	1,479,880	2,001,012
Total liabilities		46,392,933	43,815,295	14,493,228
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' (DEFICIT) EQUITY
Common stock, value	[1]	725	532
Additional paid-in capital		61,754,084	54,127,893
Accumulated deficit		(64,423,569)	(47,994,100)	(21,525,710)
Total stockholders' (deficit) equity		(2,668,760)	6,134,325	29,708,412
Total liabilities and stockholders' (deficit) equity		43,724,173	49,949,620	44,201,640
Previously Reported [Member]
STOCKHOLDERS' (DEFICIT) EQUITY
Common stock, value			531	507
Additional paid-in capital			54,127,894	51,233,615
Total stockholders' (deficit) equity			6,134,325
Non related Party
Current liabilities:
Other liabilities, current		2,294,751
Related Party
Current liabilities:
Other liabilities, current		$ 2	$ 3,201	$ 3,637

[1]	Reflects 1-for-4 reverse stock split that became effective June 29, 2023. See Note 1 to the unaudited condensed consolidated financial statements.